(LOGO)
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                                                 ANNUAL REPORT







 ===============================================================================


                                THE KENWOOD FUNDS


 ===============================================================================




                        The Kenwood Growth & Income Fund











                                 April 30, 2001



                                     (LOGO)

--------------------------------------------------------------------------------




                                               TABLE OF CONTENTS



                                                                           Page
Shareholder Letter........................................................... 1

Performance Summary.......................................................... 2

Statement of Assets and Liabilities.......................................... 3

Statement of Operations...................................................... 4

Statements of Changes in Net Assets.......................................... 5

Financial Highlights......................................................... 6

Schedule of Investments..................................................... 7-9

Notes to the Financial Statements......................................... 10-11


                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

--------------------------------------------------------------------------------







June 7, 2001


Dear Friends:

For the 12 months ending April 30, 2001, The Kenwood Growth & Income Fund investors saw marked improvement as value style benchmarks outperformed growth across all sectors. Value oriented stocks with low price-earnings ratios, low price-to-book value characteristics and low betas benefited as investors moved away from technology and focused upon stocks with more realistic expectations and less risk.

As the Federal Reserve Open Market Committee (FOMC) ended a two year period of rate hikes, the performance of interest sensitive issues such as banks, utilities and financial services companies improved. Winning sectors for the Fund this year were Financial Services, Integrated Oils and Healthcare. These were the beneficiaries as momentum swung away from the Technology sector.

Fundamental economic weakness became apparent, however, after a disappointing Christmas retail season. Many industries experienced a dramatic slowdown in sales and a buildup in inventories and responded with rounds of layoffs. The interest rate cuts which began in January 2001, have been welcome, but will take time to be fully beneficial to the economy. We believe that the magnitude of the economic slowdown could be greater than in some previous recessions as measured by the volatility of real Gross Domestic Product (GDP) and that it will last until later in the year.

We continue to believe that our sound stock selection will significantly impact performance. The Kenwood Group value style approach to investing has outperformed its benchmark indices in the first four months of this year. We are pleased to report this improvement and will continue to strive to provide above average, risk-adjusted returns.

Sincerely,

/s/ Barbara L. Bowles
----------------------
Barbara L. Bowles, CFA
President and Founder


                               S&P MidCap 400 Index


 Apr-96         S&P return           factor                    10,000
 May-96            1.35%             1.0135                    10,135
 Jun-96           -1.50%              0.985                     9,983
 Jul-96           -6.77%             0.9323                     9,307
 Aug-96            5.77%             1.0577                     9,844
 Sep-96            4.36%             1.0436                    10,273
 Oct-96            0.29%             1.0029                    10,303
 Nov-96            5.63%             1.0563                    10,883
 Dec-96            0.11%             1.0011                    10,895
 Jan-97            3.75%             1.0375                    11,304
 Feb-97           -0.82%             0.9918                    11,211
 Mar-97           -4.26%             0.9574                    10,733
 Apr-97            2.59%             1.0259                    11,011
 May-97            8.74%             1.0874                    11,974
 Jun-97            2.81%             1.0281                    12,310
 Jul-97            9.90%              1.099                    13,529
 Aug-97           -0.12%             0.9988                    13,513
 Sep-97            5.75%             1.0575                    14,290
 Oct-97           -4.35%             0.9565                    13,668
 Nov-97            1.48%             1.0148                    13,870
 Dec-97            3.88%             1.0388                    14,409
 Jan-98           -1.90%              0.981                    14,135
 Feb-98            8.28%             1.0828                    15,305
 Mar-98            4.51%             1.0451                    15,996
 Apr-98            1.83%             1.0183                    16,288
 May-98           -4.50%              0.955                    15,555
 Jun-98            0.63%             1.0063                    15,653
 Jul-98           -3.88%             0.9612                    15,046
 Aug-98           18.61%             0.8139                    12,246
 Sep-98            9.33%             1.0933                    13,388
 Oct-98            8.94%             1.0894                    14,585
 Nov-98            4.99%             1.0499                    15,313
 Dec-98           12.08%             1.1208                    17,163
 Jan-99           -3.89%             0.9611                    16,495
 Feb-99           -5.24%             0.9476                    15,631
 Mar-99            2.79%             1.0279                    16,067
 Apr-99            7.89%             1.0789                    17,335
 May-99            0.43%             1.0043                    17,409
 Jun-99            5.35%             1.0535                    18,341
 Jul-99           -2.12%             0.9788                    17,952
 Aug-99           -3.43%             0.9657                    17,336
 Sep-99           -3.09%             0.9691                    16,800
 Oct-99            5.10%              1.051                    17,657
 Nov-99            5.25%             1.0525                    18,584
 Dec-99            5.94%             1.0594                    19,688
 Jan-00           -2.82%             0.9718                    19,133
 Feb-00            7.00%               1.07                    20,472
 Mar-00            8.37%             1.0837                    22,186
 Apr-00           -3.49%             0.9651                    21,412
 May-00           -1.25%             0.9875                    21,144
 Jun-00            1.47%             1.0147                    21,455
 Jul-00            1.58%             1.0158                    21,794
 Aug-00           11.17%             1.1117                    24,228
 Sep-00           -0.68%             0.9932                    24,063
 Oct-00           -3.39%             0.9661                    23,248
 Nov-00           -7.55%             0.9245                    21,492
 Dec-00            7.65%             1.0765                    23,137
 Jan-01            2.23%             1.0223                    23,653
 Feb-01           -5.71%             0.9429                    22,302
 Mar-01           -7.43%             0.9257                    20,645
 Apr-01           11.03%             1.1103                    22,922




              Russell Mid Cap Value Index


Apr-96         Russell return        factor           10,000
May-96              0.95%            1.0095           10,095
Jun-96              0.11%            1.0011           10,106
Jul-96             -4.76%            0.9524            9,625
Aug-96              4.19%            1.0419           10,028
Sep-96              3.67%            1.0367           10,396
Oct-96              2.63%            1.0263           10,670
Nov-96              6.28%            1.0628           11,340
Dec-96             -0.42%            0.9958           11,292
Jan-97              3.14%            1.0314           11,647
Feb-97              1.69%            1.0169           11,844
Mar-97             -3.04%            0.9696           11,484
Apr-97              2.52%            1.0252           11,773
May-97              5.90%             1.059           12,468
Jun-97              3.71%            1.0371           12,930
Jul-97              7.42%            1.0742           13,890
Aug-97             -1.17%            0.9883           13,727
Sep-97              6.20%             1.062           14,578
Oct-97             -3.04%            0.9696           14,135
Nov-97              3.37%            1.0337           14,611
Dec-97              3.83%            1.0383           15,171
Jan-98             -1.94%            0.9806           14,877
Feb-98              6.68%            1.0668           15,870
Mar-98              5.15%            1.0515           16,688
Apr-98             -0.56%            0.9944           16,594
May-98             -2.34%            0.9766           16,206
Jun-98              0.32%            1.0032           16,258
Jul-98             -5.07%            0.9493           15,434
Aug-98            -14.06%            0.8594           13,264
Sep-98              5.83%            1.0583           14,037
Oct-98              6.48%            1.0648           14,946
Nov-98              3.51%            1.0351           15,471
Dec-98              3.04%            1.0304           15,941
Jan-99             -2.33%            0.9767           15,570
Feb-99             -2.20%             0.978           15,227
Mar-99              1.43%            1.0143           15,445
Apr-99              9.47%            1.0947           16,908
May-99              0.42%            1.0042           16,979
Jun-99              1.14%            1.0114           17,172
Jul-99             -2.50%             0.975           16,743
Aug-99             -3.46%            0.9654           16,164
Sep-99             -5.06%            0.9494           15,346
Oct-99              2.95%            1.0295           15,799
Nov-99             -1.83%            0.9817           15,509
Dec-99              2.68%            1.0268           15,925
Jan-00             -5.98%            0.9402           14,973
Feb-00             -4.18%            0.9582           14,347
Mar-00             12.12%            1.1212           16,086
Apr-00              0.40%             1.004           16,150
May-00              1.72%            1.0172           16,428
Jun-00             -3.73%            0.9627           15,815
Jul-00              2.34%            1.0234           16,185
Aug-00              6.13%            1.0613           17,177
Sep-00              0.96%            1.0096           17,342
Oct-00              1.90%             1.019           17,672
Nov-00             -1.30%             0.987           17,442
Dec-00              8.82%            1.0882           18,980
Jan-01             -0.36%            0.9964           18,912
Feb-01             -0.42%            0.9958           18,833
Mar-01             -2.77%            0.9723           18,311
Apr-01              5.50%             1.055           19,318

Kenwood Growth & Income

Jan-00       -8.86%  1.30109         13,011
     Feb-00       -3.24%  1.25891         12,589
     Mar-00       10.36%  1.38928         13,893
     Apr-00       -0.74%  1.37905         13,791
     May-00        1.20%  1.39567         13,957
     Jun-00       -1.28%  1.37777         13,778
     Jul-00       -1.30%  1.35988         13,599
     Aug-00        7.05%  1.45574         14,557
     Sep-00       -1.14%  1.43912         14,391
     Oct-00        1.42%  1.45957         14,596
     Nov-00       -5.25%  1.38289         13,829
     Dec-00        4.16%  1.44046         14,405
     Jan-01        6.12%  1.52854         15,285
     Feb-01       -0.59%  1.51948         15,195
     Mar-01       -2.64%  1.47932         14,793
     Apr-01        7.01%  1.58295         15,829





                                                     Annualized        Annualized        Annualized         Cumulative
                                  1 Year Ended     3 Years Ended      5 Years Ended    Since Inception   Since Inception
Total Return                       April 30, 2001    April 30, 2001    April 30, 2001      May 1, 1996       May 1, 1996
=============================================================================================================================
The Kenwood Growth & Income Fund   14.79%            0.92%              9.62%             9.62%             58.29%
Russell MidCap Value Index *       19.60%            5.19%             14.08%            14.08%             93.18%
S&P MidCap 400 Stock Index *        7.04%            12.06%            18.05%            18.05%            129.22%
=============================================================================================================================

* The Standard & Poor's MidCap 400 Index (S&P MidCap) is a capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a weighted average market value of $3.1 billion as of April 30, 2001. The Russell MidCap Value Index measures the performance of small and mid-sized companies with lower price-to-book ratios and lower price-to-earnings ratios. This chart assumes an initial investment of $10,000 made on May 1, 1996 (commencement of operations).
     Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. - 2 -



================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
April 30,
2001

--------------------------------------------------------------------------------

ASSETS:
      Investments, at value
         (Cost of $3,143,107)                                  $3,396,912
      Income receivable                                             4,886
      Receivable for securities sold                               22,314
      Receivable for fund shares sold                                 600
      Receivable from Adviser                                         766
      Prepaid expenses                                              8,400
                                                            --------------
             Total assets                                       3,433,878
                                                            --------------

LIABILITIES:
      Payable for securities purchased                             30,504
      Accrued expenses and other liabilities                       58,225
                                                            --------------
             Total liabilities                                     88,729
                                                            --------------

NET ASSETS                                                     $3,345,149
                                                            ==============

NET ASSETS CONSIST OF:
      Capital stock                                            $3,299,052
      Undistributed net investment income                          14,575
      Accumulated net realized loss on investments              (222,283)
      Net unrealized appreciation on investments                  253,805
                                                            --------------

NET ASSETS                                                     $3,345,149
                                                            ==============

      Shares outstanding
             (unlimited amount of shares authorized)              273,767

      Net asset value and redemption price per share               $12.22
                                                            ==============



                      See Notes to the Financial Statements

--------------------------------------------------------------------------------


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF OPERATIONS
For the year ended April 30, 2001

--------------------------------------------------------------------------------


INVESTMENT INCOME:
      Dividends                                                                    $60,411
      Interest                                                                      12,871
                                                                             --------------
           Total income                                                             73,282
                                                                             --------------
EXPENSES:
      Professional fees                                                             40,686
      Shareholder servicing fees                                                    29,150
      Administration fees                                                           27,639
      Fund accounting fees                                                          26,482
      Investment advisory fees                                                      23,415
      Federal and state registration fees                                           16,199
      Custody fees                                                                   8,826
      Distribution fees                                                              7,805
      Trustees' fees and expenses                                                    7,501
      Reports to shareholders                                                        2,780
      Other                                                                          1,805
                                                                             --------------
           Total expenses before voluntary waiver and reimbursement                192,288
               Less:  Voluntary waiver of expenses and reimbursement
                             from Adviser                                        (161,067)
                                                                             --------------

           Net expenses                                                             31,221
                                                                             --------------

NET INVESTMENT INCOME                                                               42,061
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                            (20,961)
      Change in unrealized appreciation (depreciation) on investments              412,577
                                                                             --------------
      Net realized and unrealized gain on investments                              391,616
                                                                             --------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                                   $433,677
                                                                             ==============

                      See Notes to the Financial Statements

--------------------------------------------------------------------------------


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                        Year               Year
                                                                                       Ended              Ended
                                                                                   April 30, 2001      April 30, 2000
                                                                                -------------------  -----------------
OPERATIONS:
      Net investment income                                                           $42,061           $46,474
      Net realized gain (loss) on investments                                        (20,961)            87,175
      Change in unrealized appreciation (depreciation) on investments                 412,577          (364,507)
           Net increase (decrease) in net assets
                                                                                --------------      -------------
                 resulting from operations                                            433,677          (230,858)
                                                                                --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                                          (41,902)           (34,426)
      Net realized gain                                                                     0          (265,395)
                                                                                --------------      -------------
           Total dividends and distributions                                         (41,902)          (299,821)
                                                                                --------------      -------------

CAPITAL SHARE TRANSACTIONS:
      Net proceeds from shares sold                                                   143,354            646,837
      Shares issued on reinvestment of dividends
           and distributions                                                           41,248            299,460
      Cost of shares redeemed                                                       (250,389)        (1,088,851)
                                                                                --------------      -------------
           Net decrease in net assets from
                 capital share transactions                                          (65,787)          (142,554)
                                                                                --------------      -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                               325,988          (673,233)

NET ASSETS:
      Beginning of period                                                           3,019,161          3,692,394
                                                                                --------------      -------------
      End of period (including undistributed net investment
           income of $14,575 and $25,444, respectively)                            $3,345,149         $3,019,161
                                                                                ==============      =============


                      See Notes to the Financial Statements

--------------------------------------------------------------------------------



================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                       Year            Year           Year            Year           Year
                                                       ended          ended           ended          ended          ended
                                                      April 30,      April 30,       April 30,      April 30,      April 30,
                                                       2001            2000           1999            1998           1997
                                                      -----------  -------------  --------------  -------------  -------------
SELECTED PER SHARE DATA1:
      NET ASSET VALUE - BEGINNING OF PERIOD            $10.79         $12.65          $14.18         $11.20         $10.00
                                                      -----------  -------------  --------------  -------------  -------------

      INCOME FROM INVESTMENT OPERATIONS:
          Net investment income                          0.15 2         0.17            0.14           0.09           0.14
          Net realized and unrealized gain (loss)
              on investments                             1.43         (0.93)          (0.82)           3.82           1.21
                                                      -----------  -------------  --------------  -------------  -------------
                  Total from investment operations       1.58         (0.76)          (0.68)           3.91           1.35
                                                      -----------  -------------  --------------  -------------  -------------

      LESS DISTRIBUTIONS:
          Dividends from net investment income          (0.15)         (0.13)          (0.12)         (0.10)         (0.10)
          Distributions from net realized gain                 -         (0.97)          (0.73)         (0.83)         (0.05)
                                                      -----------  -------------  --------------  -------------  -------------
                  Total distributions                   (0.15)         (1.10)          (0.85)         (0.93)         (0.15)
                                                      -----------  -------------  --------------  -------------  -------------

      NET ASSET VALUE - END OF PERIOD                  $12.22         $10.79          $12.65         $14.18         $11.20
                                                      ===========  =============  ==============  =============  =============


TOTAL RETURN                                            14.79%        (6.29%)         (4.44%)         35.66%         13.52%

SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                       $3,345,149     $3,019,161      $3,692,394     $3,105,747     $1,270,602
      Ratio of net expenses to average net assets3       1.00%          1.00%           1.00%          0.99%          0.92%
      Ratio of net investment income to average net      1.35%          1.41%           1.21%          0.97%          1.85%
      assets3
      Portfolio turnover rate                          109.25%         88.73%          70.66%         73.27%         31.21%


1 Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
2 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
3 Without voluntary expense waivers and reimbursements $161,067, $136,664, $129,137, $127,451 and $113,568, the ratio of expenses to average net assets would have been 6.16%, 5.13%, 5.26%, 7.06% and 26.06%, and the ratio of net investment income to average net assets would have been (3.73)%, (2.72)%, (3.05)%, (5.10)% and (23.29)%, respectively, for the years ended
     April,  20, 2001,  April 30, 2000, April 30, 1999, April 30, 1998 and April
     30, 1997.

================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

SCHEDULE OF INVESTMENTS - April 30, 2001

--------------------------------------------------------------------------------

        Shares                                                             Value
                   --------------------------------------------------
                   COMMON STOCKS - 93.0%
                   --------------------------------------------------
                   APPLIANCES - 0.4%
           400     Maytag Corporation                                   $13,900
                                                                     -----------

                   AUDIO / VISUAL - 3.4%
         3,600     Harman International Industries, Incorporated         114,300
                                                                     -----------

                   AUTOS & TRANSPORTATION - 5.5%
         2,690     AMR Corporation                                       102,516
         1,420     FedEx Corp.                                            59,739
         1,100     Ryder System, Inc.                                     21,791
                                                                     -----------
                                                                         184,046
                                                                     -----------

                   BANKING/SAVINGS & LOANS - 9.8%
         2,900     Banknorth Group, Inc.                                  57,391
         1,100     Comerica Incorporated                                  56,573
         2,084     FleetBoston Financial Corporation                      79,963
           900     Marshall & Ilsley Corporation                          45,414
         8,220     Sovereign Bancorp, Inc.                                87,214
                                                                     -----------
                                                                         326,555
                                                                     -----------

                   CONSUMER DISCRETIONARY - 0.6%
         1,605     American Greetings Corporation - Class A               18,474
                                                                     -----------

                   FINANCIAL SERVICES - 5.8%
           100     Heller Financial, Inc. - Class A                        3,191
         1,475     The PMI Group, Inc.                                    94,842
         3,300     Stilwell Financial, Inc.                               97,251
                                                                     -----------
                                                                         195,284
                                                                     -----------

                   FOOD & BEVERAGES - 4.2%
         2,200     Coca-Cola Enterprises Inc.                             39,886
         4,000     Wendy's International, Inc.                           101,320
                                                                     -----------
                                                                     -----------
                                                                         141,206
                                                                     -----------

                   HEALTHCARE - 3.3%
         5,100     Health Net Inc.*                                      109,905
                                                                     -----------

                   INTEGRATED OILS - 6.8%
         2,270     Occidental Petroleum Corporation                       68,372
         1,300     Rowan Companies, Inc.                                  43,147
           870     Ultramar Diamond Shamrock Corporation                  39,246
         2,000     Unocal Corporation                                     76,320
                                                                     -----------
                                                                         227,085
                                                                     -----------

                   LEISURE & ENTERTAINMENT - 3.2%
         6,900     Hilton Hotels Corporation                              76,245
         1,800     Mattel, Inc.                                           29,070
                                                                     -----------
                                                                     -----------
                                                                         105,315
                                                                     -----------
                                                                     -----------

                      See Notes to the Financial Statements
--------------------------------------------------------------------------------


                   LIFE INSURANCE - 2.9%
         2,400     Nationwide Financial Services, Inc. - Class A         98,304
                                                                   -------------

                   MATERIALS & PROCESSING - 6.0%
         4,400     CommScope, Inc.*                                       83,072
           350     Fluor Corporation                                      18,449
         7,200     Pactiv Corporation*                                   100,656
                                                                   -------------
                                                                         202,177
                                                                   -------------

                   MEDICAL INSTRUMENTS/SUPPLIES - 6.1%
         6,400     Boston Scientific Corporation*                        101,632
         2,300     C.R. Bard, Inc.                                       101,223
                                                                   -------------
                                                                         202,855
                                                                   -------------

                   PRINTING - 1.0%
         1,600     John H. Harland Company                                34,752
                                                                   -------------

                   PRODUCER DURABLES - 3.4%
         2,100     Diebold, Inc.                                          68,439
         1,200     Pitney Bowes                                           45,684
                                                                   -------------
                                                                   -------------
                                                                         114,123
                                                                   -------------

                   PUBLISHING - 1.9%
         1,200     Knight-Ridder, Inc.                                    64,980
                                                                   -------------

                   RAILROADS - 2.3%
         1,900     GATX Corporation                                       75,715
                                                                   -------------

                   REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
         3,800     Arden Realty, Inc.                                     95,266
                                                                   -------------

                   RETAIL - 4.6%
         6,500     The Limited, Inc.                                     109,980
         2,660     Staples, Inc.*                                         43,278
                                                                   -------------
                                                                         153,258
                                                                   -------------

                   SEMICONDUCTORS - 1.8%
         2,700     Cypress Semiconductor Corporation*                     61,020
                                                                   -------------

                   TECHNOLOGY - 5.2%
         6,000     Adaptec, Inc.*                                         67,440
         2,800     Avnet, Inc.                                            71,428
         5,300     3Com Corporation*                                      34,556
                                                                   -------------
                                                                         173,424
                                                                   -------------


                      See Notes to the Financial Statements
--------------------------------------------------------------------------------


                   UTILITIES - 11.9%
         1,810     Alliant Energy Corporation                             56,472
         3,200     CenturyTel, Inc.                                       86,976
         1,600     DTE Energy Company                                     67,072
         4,300     Puget Energy, Inc.                                    102,082
         2,800     Xcel Energy, Inc.                                      87,360
                                                                   -------------
                                                                         399,962
                                                                   -------------


                   TOTAL COMMON STOCKS (Cost of $2,858,101)            3,111,906
                                                                   -------------

     Principal
        Amount
                   -------------------------------------------------------------
                   SHORT-TERM INVESTMENTS - 8.5%
                   -------------------------------------------------------------
                   VARIABLE RATE DEMAND NOTES# - 8.5%
       $84,482     American Family Financial Services Inc., 4.0858%       84,482
        51,323     Sara Lee Corporation, 4.0713%                          51,323
        93,074     Wisconsin Corporate Central Credit Union, 4.1413%      93,074
        56,127     Wisconsin Electric Power Company, 4.0858%              56,127
                                                                   -------------
                                                                         285,006
                                                                   -------------

                   TOTAL SHORT-TERM INVESTMENTS (Cost of $285,006)       285,006
                                                                   -------------

                   TOTAL INVESTMENTS - 101.5% (Cost of $3,143,107)     3,396,912
                                                                   -------------

                   Liabilities less other assets - (1.5%)               (51,763)
                                                                   -------------

                   TOTAL NET ASSETS - 100.0%                          $3,345,149
                                                                   =============

               * Non-income producing security.
               # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2001.


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.  ORGANIZATION
     The Kenwood Growth & Income Fund (the "Fund") is a mutual fund created by The Kenwood Funds (the "Trust") which was organized as a business trust under the laws of Delaware on January 9, 1996. The Fund is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended. The Fund commenced operations on May 1, 1996. The objective of the Fund is capital appreciation and current income.

2.  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a securities exchange (including options on indexes so traded) or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Debt securities maturing in 60 days or less are normally valued at amortized cost. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value, may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

b) Federal Income Taxes - No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  CAPITAL SHARE TRANSACTIONS
           Transactions in shares of the Fund were as follows:
                                         Year                     Year
                                        ended                     ended
                                      April 30,                 April 30,
                                         2001                     2000
                                     -------------             ------------
           Shares                       12,868                   50,840
           sold
           Shares issued to
           owners in
             reinvestment of             3,696                   26,954
           dividends
                                     -------------             ------------
                                        16,564                   77,794

           Shares redeemed             (22,650)                 (89,903)
                                     -------------             ------------
             Net                        (6,086)                 (12,109)
           decrease
                                     =============             ============

NOTES TO THE FINANCIAL STATEMENTS - cont'd.

--------------------------------------------------------------------------------

4.  INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended April 30, 2001, were as follows:

                                                Purchases        Sales
                                             --------------------------
           U. S. Government                       --           --
           Other                               $3,211,280   $3,477,864

           At April 30, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

           Appreciation           $  421,636
           (Depreciation)
                                    (210,985)
           Net unrealized
           appreciation
             on investments
                                     210,651

     At April 30, 2001, the cost of investments for federal income tax purposes was $3,186,261.

     The tax cost basis of the Fund's securities differs from the book cost primarily as a result of the deferral of losses relating to wash sale transactions and return of capital distributions from real estate investment trusts. At April 30, 2001, the Fund had accumulated net realized capital loss carryovers of $178,650, expiring in 2009. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. In addition, the Fund realized, on a tax basis, post-October capital losses through April 30, 2001 of $67, which are not recognized for tax purposes until the first day of the following fiscal year.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
     The Trust has entered into an investment advisory agreement with The Kenwood Group, Inc. (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% on the first $500 million of average net assets, 0.70% on the next $500 million of average daily net assets, and 0.65% on the average daily net assets over $1 billion. The Adviser has voluntarily waived and reimbursed certain expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded the annual rate of 1.00% of the average net assets of the Fund, computed on a daily basis. The total amount of fees waived and reimbursed by the Adviser for the year ended April 30, 2001 was $161,067.

     The Trust has entered into a distribution agreement with Unified Financial Securities, Inc. (the "Distributor"). Pursuant to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to expend up to 0.25% annually of the Fund's average daily net assets to pay distribution fees and to cover certain expenses incurred in connection with the distribution of the Fund's shares. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of the Rule.

6.  RELATED PARTIES
     Officers and Trustees of the Trust held 76,691 shares or 28.0% of the outstanding shares of the Fund as of April 30, 2001.


THE KENWOOD GROWTH & INCOME FUND

Report of Independent Accountants


To the Shareholders and Board of Trustees of The Kenwood Funds - The Kenwood Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Kenwood Funds - The Kenwood Growth & Income Fund (the "Fund") at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers
-------------------------
Milwaukee, Wisconsin
May 18, 2001